Segment Information (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total consolidated operating income
Total consolidated operating income	$ 647	$ 663	$ (225)
Other Nonoperating Income (Expense)	6	22	16
Loss on extinguishment of debt	0	60	0
Interest expense	(135)	(126)	(128)
Income (loss) before income taxes and interest in earnings of associates	$ 518	$ 499	$ (337)